15. CONCESSION CONTRACT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [abstract]
Schedule of detailed information about concession contract assets

Under IFRS 15 – Revenue from contracts with customers, the infrastructure construction revenue for which the right to consideration depends on satisfaction of performance obligations related to the completion of its construction, or its future operation and maintenance are classified as contract assets as follows:

	2020	2019 (Restated)	01/01/2019 (Restated)
Distribution – Infrastructure assets under construction	1,142	740	518
Gas – Infrastructure assets under construction	94	68	81
Transmission – Assets reincorporated into the assets remuneration base	1,896	1,928	2,272
Transmission – Assets remunerated by tariff	1,848	1,147	637
	4,980	3,883	3,509

Current	737	576	482
Non-current	4,243	3,307	3,026

Schedule of changes in concession contract assets

Changes in concession contract assets are as follows:

	Transmission	Distribution	Gas	Total
Balances at January 1, 2018	-	-	-	-
Effects of adoption of IFRS 15 (Restated)	2,927	532	90	3,549
Additions	138	727	70	935
Inflation adjustment	311	—	—	311
Amounts received	(467)	—	—	(467)
Transfers to financial assets	—	(27)	—	(27)
Transfers to intangible assets	—	(672)	(78)	(750)
Impairment	—	(42)	—	(42)
Balances at January 1, 2019 (Restated)	2,909	518	82	3,509
Additions	312	903	43	1,258
Inflation adjustment	328	—	—	328
Amounts received	(473)	—	—	(473)
Disposals	—	—	(2)	(2)
Transfers to financial assets	—	(48)	—	(48)
Transfers to intangible assets	—	(630)	(55)	(685)
Impairment	—	(3)	—	(3)
Balances at December 31, 2019 (Restated)	3,076	740	68	3,884
Additions	201	1,346	50	1,597
Inflation adjustment	438	—	—	438
Results of the Periodic Tariff Review	552	—	—	552
Amounts received	(623)	—	—	(623)
Disposals	(7)	—	(2)	(9)
Transfers to financial assets	—	(60)	—	(60)
Transfers to intangible assets	—	(883)	(23)	(906)
Contract assets arising from business combination (Note 16d)	108	—	—	108
Impairment	—	(1)	—	(1)
Balances at December 31, 2020	3.745	1,142	93	4,980

Schedule of concession contracts
	2020	2019 (Restated)	01/01/2019 (Restated)
Current
Concession contract - 004/05	19	—	—
Concession contract - 079/00	29	21	19
Concession contract - 006/97
Basic Network of the Existing System (BNES)	533	434	347
Basic Network of New Facilities (BNNF)	156	121	116
	737	576	482
Non-current
Concession contract - 004/05	91	—	—
Concession contract - 079/00	133	95	93
Concession contract - 006/97
Basic Network of the Existing System (BNES)	1,363	1,494	1,714
Basic Network of New Facilities (BNNF)	1,421	911	620
	3,008	2,500	2,427
	3,745	3,076	2,909
a)	Concession contract n. 006/97